Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended			5 Months Ended	7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash and marketable securities held in trust account	$ 414,275,432				$ 414,228,281		$ 414,228,281	$ 414,228,281
Investment income, interest	0						0
Revaluation of the fair value of warrants	(8,467,400)	$ 619,600	$ 1,342,000	$ 1,342,000		$ 1,961,600	$ 18,896,400
Public Warrant [Member]
Fair value of liabilities transferred out of level 3	$ 0				34,697,600
Percentage volatilities of public warrant estimated before the expected business combination	10.00%						10.00%
Percentage volatilities of public warrant estimated after the expected business combination	20.00%						20.00%
Private Placement Warrant [Member]
Percentage volatilities of public warrant estimated before the expected business combination	10.00%						10.00%
Percentage volatilities of public warrant estimated after the expected business combination	20.00%						20.00%
Groop Internet Platform Inc [Member]
Warrant liability fair value disclosure	$ 609,000				444,000		$ 444,000	444,000	$ 98,000
Revaluation of the fair value of warrants								346,000
Money Market Funds
Cash and marketable securities held in trust account	$ 414,275,432				575		575	575
US Treasury Securities
Cash and marketable securities held in trust account					$ 414,232,051		$ 414,232,051	$ 414,232,051